Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share Reconciliation [Abstract]
Summary of Following Shares Granted Were Anti-Dilutive and Excluded from the Calculation of Diluted Net Loss Per Share	the following preferred shares, restricted shares and share options granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company:

	For the year ended December 31,
	2018	2019	2020
Preferred shares	569,036,090	569,036,090	—
Share options	—	—	2,092,300
Restricted shares	—	—	3,141,612

Total	569,036,090	569,036,090	5,233,912

Summary of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:

Net loss	(9,342)	(132,957)	(82,184)
Less: accretions to preferred shares redemption value	(216,185)	(940,186)	(154,066)

Net loss attributable to Lizhi Inc.’s ordinary shareholders	(225,527)	(1,073,143)	(236,250)

Denominator:
Weighted average number of ordinary shares outstanding, basic	260,000,000	260,000,000	883,202,412
Weighted average number of ordinary shares outstanding, diluted	260,000,000	260,000,000	883,202,412
Weighted average number of ADSs outstanding, basic	13,000,000	13,000,000	44,160,121
Weighted average number of ADSs outstanding, diluted	13,000,000	13,000,000	44,160,121
Basic net loss per share attributable to Lizhi Inc.’s ordinary shareholders	(0.87)	(4.13)	(0.27)
Diluted net loss per share attributable to Lizhi Inc.’s ordinary shareholders	(0.87)	(4.13)	(0.27)
Basic net loss per ADSs attributable to Lizhi Inc.’s ordinary shareholders	(17.35)	(82.55)	(5.35)
Diluted net loss per ADSs attributable to Lizhi Inc.’s ordinary shareholders	(17.35)	(82.55)	(5.35)